EMPLOYEE DEFINED CONTRIBUTION PLAN (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
EMPLOYEE DEFINED CONTRIBUTION PLAN
Amount of employee benefits	$ 5,604	$ 7,013	$ 9,088